DIGITAL ASSETS (Tables)	12 Months Ended
Mar. 31, 2022
Digital Assets
SCHEDULE OF DIGITAL ASSETS

	At 31 March 2022	At 31 March 2021
	USD	USD
Opening	348,998	36,034
Additions	5,442,163	699,828
Additions (non-cash)	39,773	-
Disposals	(4,387,013)	(748,293)
Revaluation gain	9,798	429,789
Revaluation loss (note 6)	(399,070)	(68,360)
	1,054,649	348,998

SCHEDULE OF MOVEMENTS REVALUATION

Movements of the revaluation surplus are as follows:

	At 31 March 2022	At 31 March 2021
	USD	USD
As 1 April	180,260	-
Revaluation gains through other comprehensive income	9,798	429,789
Realization of revaluation gains recognized in revaluation surplus	(180,260)	(249,529)
	9,798	180,260